1933 Act

Rule 497(j)

VIA EDGAR

May 4, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PHL Variable Insurance Company (“PHLVIC”)

Registration Statement on Form N-4

Registrant	1933 Act #	1940 Act #
PHL Variable Accumulation Account	033-87376	811-08914

To the Commission Staff:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent Registration Statement filed electronically on Form N-4 pursuant to Rule 485(b) on April 30, 2010. The public offering made pursuant to this Registration Statement commenced on April 30, 2010.

If you have any questions concerning these filings, please call the undersigned at 860/403-5878.

Very truly yours,

/s/ Lois L. McGuire
Lois L. McGuire
Director
Phoenix Life Insurance Company